Summary of Significant Accounting Principles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Principles [Abstract]
Schedule of Dilutive Common Stock Equivalents	The Company had the following dilutive common stock equivalents as of March 31, 2024 and 2023 which were excluded from the calculation because their effect was anti-dilutive:
	March 31, 2024	March 31, 2023
Outstanding restricted stock units	122,095	130,403
Outstanding stock options	93,515	97,434
Outstanding warrants	2,388,068	9,600
Common shares convertible from preferred stock	2,586,577	—
Total	5,190,255	237,437
The Company had the following dilutive common stock equivalents as of December 31, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive.
	December 31, 2023	December 31, 2022
Outstanding restricted stock units	76,916	131,858
Outstanding stock options	102,089	89,889
Outstanding warrants	1,927,600	9,600
Total	2,106,605	231,347